Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 764.5	$ 364.5
Additions	44.2	385.7
Capitalized interest and loan related costs	12.9	14.3
Re-classified as Drilling Rigs	(821.6)	0
Closing balance	$ 0	$ 764.5